SAFE Instruments	9 Months Ended
Sep. 30, 2024
Safe Instruments
SAFE Instruments

Note 6 – SAFE Instruments

As of September 30, 2024, we had no SAFEs outstanding.

Our SAFEs were convertible into shares of Class A common stock at a conversion price equal to the lesser of (i) the SAFEs’ principal balance divided by the product of the price per share of stock sold in a qualified equity financing multiplied by 80%, and (ii) the SAFEs’ stated valuation cap divided by the number of fully diluted shares outstanding.